PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of quantitative information about right-of-use assets [text block]
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2019	1,601	415	7	2,023

Additions	142	16	—	158
Disposals	(27)	(6)	(2)	(35)
Depreciation charge for the year	(306)	(140)	(2)	(448)
Impairment	—	—	—	—
Transfers	18	(18)	—	—
Modifications and reassessments	94	47	—	141
Translation adjustment	116	30	—	146

As of December 31, 2019	1,638	344	3	1,985
Cost	1,980	487	5	2,472
Accumulated depreciation and impairment	(342)	(143)	(2)	(487)

Schedule of property and equipment
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2018	5,132	240	470	395	—	6,237

Additions	52	8	14	1,173	—	1,247
Disposals	(51)	(2)	(10)	(5)	—	(68)
Depreciation charge for the year	(1,165)	(31)	(143)	—	—	(1,339)
Impairment	(280)	(10)	(8)	(37)	—	(335)
Transfers	979	22	136	(1,137)	—	—
Reclassified to assets held for sale	(15)	(1)	—	—	—	(16)
Translation adjustment	(644)	(24)	(66)	(60)	—	(794)

As of December 31, 2018	4,008	202	393	329	—	4,932

Adjustment due to IFRS 16	(71)	—	—	—	2,023	1,952
Additions	80	—	8	1,453	158	1,699
Disposals	(36)	(1)	(6)	(7)	(35)	(85)
Depreciation charge for the year	(1,032)	(33)	(139)	—	(448)	(1,652)
Impairment	(30)	(1)	(3)	(17)	—	(51)
Transfers	1,210	29	131	(1,370)	—	—
Modifications of right-of-use assets	—	—	—	—	141	141
Translation adjustment	177	20	33	28	146	404

As of December 31, 2019	4,306	216	417	416	1,985	7,340
Cost	11,799	493	1,467	563	2,472	16,794
Accumulated depreciation and impairment	(7,493)	(277)	(1,050)	(147)	(487)	(9,454)

Schedule of capital commitments for the future purchase of equipment
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2019	2018

Less than 1 year	677	433
Between 1 and 5 years	19	4

Total commitments	696	437
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2019	2018

Less than 1 year	77	23
Between 1 and 5 years	5	—

Total commitments	82	23

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful of life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 20 years
Buildings and constructions	10 – 50 years
Office and other equipment	3 – 10 years
Right-of-use assets	Equivalent lease term